Loss Per Share - Additional information (Details) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
RSU
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	83,592,560	69,003,813
Convertible debts
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	60,861,105	39,682,332